Dividends Paid to Common Stockholders For Federal Income Tax Purposes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common stock dividends per Share	$ 1.25	$ 1.18
Ordinary Income
Common stock dividends per Share	$ 0.02	$ 0.94
Return of Capital
Common stock dividends per Share	$ 1.23	$ 0.24